UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
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13F File Number: 028- 04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
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Title:    Managing Member
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Phone:    203-227-3601
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Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          August 9, 2002
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing  this  report as required by the  Securities  Exchange  Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   95
                                         ---------------------
Form 13F Information Table Value Total:   $ 933,870
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                        COM          000361105     2767       271250      SH    Sole                 271250
AdvancePCS                       COM          00790K109    28729      1200043      SH    Sole                1200043
Airgas, Inc.                     COM          009363102    10136       585900      SH    Sole                 585900
American Management Systems, I   COM          027352103    20094      1051500      SH    Sole                1051500
AmerisourceBergen Corp.          COM          0307E105      4173        54908      SH    Sole                  54908
Anadarko Petroleum Corp.         COM          032511107      296         6000      SH    Sole                   6000
Applebees International Inc.     COM          037899101     3073       135000      SH    Sole                 135000
Arbitron Inc.                    COM          03875Q108     7519       241000      SH    Sole                 241000
Ariba, Inc.                      COM          04033V104     2392       750000      SH    Sole                 750000
Aspen Technology Inc.            COM          045327103     4962       595000      SH    Sole                 595000
BankUnited Financial Corp. - C   COM          06652B103    17490       902000      SH    Sole                 902000
Beasley Broadcast Group, Inc.    COM          074014101     5826       395000      SH    Sole                 395000
Big Lots Inc.                    COM          089302103    24659      1253006      SH    Sole                1253006
Bristol-Myers Squibb Company     COM          110122108      231         9000      SH    Sole                   9000
Cadence Design Systems, Inc.     COM          127387108     8814       546795      SH    Sole                 546795
Cardinal Health Inc.             COM          14149Y108     4495        73194      SH    Sole                  73194
Ceridian Corp.                   COM          15677T106    12527       660000      SH    Sole                 660000
Checkpoint Systems, Inc.         COM          162825103     7274       621700      SH    Sole                 621700
Computer Associates Internatio   COM          204912109    24502      1542000      SH    Sole                1542000
Conexant Systems, Inc.           COM          207142100     1288       795000      SH    Sole                 795000
Constellation Brands Incorpora   COM          21036P108    14554       454800      SH    Sole                 454800
Cox Radio, Inc. - Class A        COM          224051102    23223       963600      SH    Sole                 963600
Cullen/Frost Bankers Inc.        COM          229899109      899        25000      SH    Sole                  25000
Del Monte Foods Company          COM          24522P103     7941       673000      SH    Sole                 673000
Downey Financial Corp.           COM          261018105     5676       120000      SH    Sole                 120000
DuPont Photomasks, Inc.          COM          26613X101    10412       314000      SH    Sole                 314000
Duane Reade, Inc.                COM          263578106    10038       294800      SH    Sole                 294800
EGL Incorporated                 COM          268484102     8286       488550      SH    Sole                 488550
El Paso Electric Company         COM          283677854    14443      1042850      SH    Sole                1042850
Emmis Communications Corp.       COM          291525103    31586      1490600      SH    Sole                1490600
FEI Company                      COM          30241L109      294        12000      SH    Sole                  12000
Fairchild Semiconductor Corp.    COM          303726103      729        30000      SH    Sole                  30000
FedEx Corp.                      COM          31428X106      400         7500      SH    Sole                   7500
First Essex Bancorp, Inc.        COM          320103104    14260       416950      SH    Sole                 416950
Florida East Coast Industries    COM          340632207     5938       249515      SH    Sole                 249515
Flowserve Corporation            COM          34354P105    14316       480400      SH    Sole                 480400
Forest Oil Corp.                 COM          346091705    14943       525600      SH    Sole                 525600
Gaylord Entertainment Company    COM          367905106    10520       477100      SH    Sole                 477100
General Communications, Inc.     COM          369385109     5407       810600      SH    Sole                 810600
Harbor Florida Bancshares, Inc   COM          411901101     3350       161000      SH    Sole                 161000
Healthsouth Corp.                COM          421924101    24396      1907400      SH    Sole                1907400
Helmerich & Payne                COM          423452101      268         7500      SH    Sole                   7500
Hilb, Rogal & Hamilton Company   COM          431294107    41874       925400      SH    Sole                 925400
Houston Exploration Company      COM          442120101     9071       312800      SH    Sole                 312800
IMS Health Inc.                  COM          449934108    19354      1078200      SH    Sole                1078200
ITT Educational Services, Inc.   COM          45068B109    16398       752200      SH    Sole                 752200
Insight Communications Company   COM          45768V108    12397      1056875      SH    Sole                1056875
J.D. Edwards & Company           COM          281667105    14564      1198700      SH    Sole                1198700
JLG Industries, Inc.             COM          462210101     5323       379400      SH    Sole                 379400
Landstar System, Inc.            COM          515098101    12054       112817      SH    Sole                 112817
Lincare Holdings Inc.            COM          532791100      775        24000      SH    Sole                  24000
MRO Software, Inc.               COM          55347W105     5565       489000      SH    Sole                 489000
Map Info Corp.                   COM          565105103     7586       833600      SH    Sole                 833600
MatrixOne, Inc.                  COM          57685P304     5947       975000      SH    Sole                 975000
Microsemi Corporation            COM          595137100      924       140000      SH    Sole                 140000
Nieman Marcus B shares           COM          640204301      588        18205      SH    Sole                  18205
Outback Steakhouse, Inc.         COM          689899102     2457        70000      SH    Sole                  70000
Owens & Minor, Inc.              COM          690732102     5637       285250      SH    Sole                 285250
Parametric Technology Corp.      COM          699173100      240        70000      SH    Sole                  70000
People's Bank                    COM          710198102     8290       317500      SH    Sole                 317500
Perkin Elmer, Inc.               COM          714046109     9061       820000      SH    Sole                 820000
Perot Systems Corp.              COM          714265105    16266      1493700      SH    Sole                1493700
Pogo Producing Company           COM          730448107    17664       541500      SH    Sole                 541500
Praxair, Inc.                    COM          74005P104      684        12000      SH    Sole                  12000
Precision Castparts Corp.        COM          740189105    17028       516000      SH    Sole                 516000
Priority Healthcare Corp.        COM          74264T102    12555       534250      SH    Sole                 534250
Pure Resources Inc.              COM          74622E102    16605       798300      SH    Sole                 798300
Rational Software Corp.          COM          75409P202     1765       215000      SH    Sole                 215000
Reynolds & Reynolds, Inc.        COM          761695105     8877       317600      SH    Sole                 317600
Rockwell Collins, Inc.           COM          774341101      823        30000      SH    Sole                  30000
Rogers Corp.                     COM          775133101     2797       102400      SH    Sole                 102400
Ruby Tuesday, Inc.               COM          781182100    17270       890200      SH    Sole                 890200
Saks Inc.                        COM          79377w108    12292       957300      SH    Sole                 957300
Salem Communications Corp.       COM          794093104    13060       525125      SH    Sole                 525125
Schering Plough Corp.            COM          806605101      517        21000      SH    Sole                  21000
Seacoast Financial Services Co   COM          81170Q106     6002       239425      SH    Sole                 239425
Skyworks Solutions Inc.          COM          83088M102     2766       498395      SH    Sole                 498395
Southwestern Energy Company      COM          845467109    10209       672100      SH    Sole                 672100
St. Joe Company                  COM          790148100     8508       283400      SH    Sole                 283400
Staten Island Bancorp Inc.       COM          857550107     3072       160000      SH    Sole                 160000
Sterling Financial Corp.         COM          859319105     6902       354699      SH    Sole                 354699
Synavant, Inc.                   COM          87157A105     1821      1291550      SH    Sole                1291550
Synopsys, Inc.                   COM          871607107    25218       460100      SH    Sole                 460100
Texas Instruments, Inc.          COM          882508104     6435       271512      SH    Sole                 271512
The J.M. Smucker Company         COM          832696405     1274        37330      SH    Sole                  37330
The Pittston Company             COM          725701106     4080       170007      SH    Sole                 170007
The South Financial Group, Inc   COM          837841105     4793       213900      SH    Sole                 213900
TriZetto Group, Inc.             COM          896882107     8935      1045000      SH    Sole                1045000
Triad Hospitals, Inc.            COM          89579K109    10861       256276      SH    Sole                 256276
Universal Health Services, Inc   COM          913903100    41376       844400      SH    Sole                 844400
Veridian Corporation             COM          92342R203      567        25000      SH    Sole                  25000
Western Wireless Corporation     COM          95988E208     3136       980140      SH    Sole                 980140
Whitehall Jewellers, Inc.        COM          965063100     3097       149250      SH    Sole                 149250
Young Broadcasting, Inc.         COM          987434107     1266        71200      SH    Sole                  71200
iShares Russell 2000 Index Fun   COM          464287655    54118       597000      SH    Sole                 597000